Message From The Chairman And Investment Adviser                 The Shelby Fund
--------------------------------------------------------------------------------

October 15, 1999

Dear Shareholder:

For the six months ended September 30, 1999, the Shelby Fund was up 5.80%. During the same period the S&P 500, the S&P 400 Midcap and S&P Smallcap 600 were up .36%, 4.57% and 9.83% respectively. The Shelby Fund's one, five and ten year total returns are 47.17%, 17.19% and 16.39% respectively, with a since inception return of 15.40%.

During this period the portfolios performed relatively well with our holdings in telecommunications and media stocks leading the way. Clear Channel Communications, one of our largest holdings, recently made a new all-time high as current sales of advertising time continue at a brisk double-digit pace compared to last year's figures. In addition, Clear Channel has made a proposal to acquire AMFM, a leading broadcaster with a dominant presence in the largest metropolitan radio markets. This very strategic acquisition will allow cross selling with the outdoor sign business that Clear Channel owns in these same large cities.

In addition to our media stocks, our investments in telecommunication stocks such as Cisco and JDS Uniphase continue to report strong growth trends in both sales and earnings.

In the semiconductor area, demand continues to exceed supply and this will only be exacerbated by the earthquake in Taiwan. The increase in demand is being fueled by rapidly growing demand for such products as digital telephones, cameras, DVD players and satellite dish receivers.

While many growth companies continue to do well, the broader market as represented by the major averages continues to portray a much more cautious picture. We believe this is caused primarily due to rising interest rates. The 30-year Treasury bond currently is hovering around 6.30% after having risen from 4.75% in the fall of 1998. This rise reflects our continued low unemployment economy and its potential for rising inflation. On October 8, 1999, the Labor Department reported that the total work force shrank for the first time in three years. Hourly wages, however, continued their rise. On one other note of caution, there may be certain disruptions and discontinuities caused by the Y2K event, but hopefully these may last only one or two quarters. For the long- term, we remain optimistic while being cognizant of some short-term problems which may cause a consolidation of our recent gains.

Sincerely,

/s/ Darrell R. Wells                      /s/ James C. Shircliff

Darrell R. Wells                          James C. Shircliff, CFA
Chairman, CEO                             Executive VP, Director of Research
SMC Capital                               SMC Capital

--------------------------------------------------------------------------------

                                                                The Shelby Fund
-------------------------------------------------------------------------------

Performance data represents past performance and is not predictive of future performance. Investment return and the principal value of an investment in the Fund will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost. The composition of the Fund's holdings is subject to change.

The performance of the Fund is measured against unmanaged indices, the Standard & Poors 500 Index, generally representative of the U.S. stock market, and the S&P 400 Midcap and S&P Smallcap 600 Indices, which are representative of small cap stocks. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of the fees for these value-added services.

*The quoted performance of The Shelby Fund includes performance of certain common trust funds and collective investment funds (the "Commingled Funds") which were managed with full investment authority by principals of SMC Capital, Inc., prior to the establishment of the Fund on July 1, 1994. The assets of the Commingled funds were converted into assets of the Fund upon the establishment of the Fund. These Commingled funds were operated with the same investment objective and used investment strategies and techniques that are in all material respects equivalent to those used for the Fund. During the time period of their existence the Commingled funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled funds had been registered under the 1940 Act, the Commingled funds' performance may have been adversely affected.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Shelby County Trust Bank or its affiliates, and shares are not federally insured by the FDIC or any other agency. An investment in mutual fund shares involves investment risks, including the possible loss of principal.

-------------------------------------------------------------------------------

                               Table of Contents


                      Statement of Assets and Liabilities
                                     Page 4

                            Statement of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedule of Portfolio Investments
                                    Page 7-8

                         Notes to Financial Statements
                                   Page 9-12

                              Financial Highlights
                                    Page 13

THE COVENTRY GROUP
THE SHELBY FUND

                      Statement of Assets and Liabilities
                               September 30, 1999
                                  (Unaudited)

                               ASSETS:
Investments, at value (cost $28,402,000).............................. $37,175,428
Deposits for securities sold short ($1,696,235).......................   1,693,563
                                                                       -----------
    Total Investments.................................................  38,868,991
Interest and dividends receivable.....................................      10,306
Receivables from investment securities sold short.....................   1,696,225
Receivables from investment securities sold...........................     790,733
Prepaid expenses and other assets.....................................       3,779
                                                                       -----------
    Total Assets......................................................  41,370,034
                                                                       -----------
                             LIABILITIES:
Securities sold short (proceeds $1,696,235)...........................   1,693,563
Call options written, at value (premiums paid $103,447)...............     107,500
Payable to custodian..................................................     165,995
Payables for investments purchased....................................     422,175
Accrued expenses and other payables:
  Investment advisory fees............................................      32,110
  Administration fees.................................................         951
  Other...............................................................      42,377
                                                                       -----------
    Total Liabilities.................................................   2,464,670
                                                                       -----------
                             NET ASSETS:
Capital...............................................................  29,139,019
Undistributed net investment income/(loss)............................    (235,752)
Net unrealized appreciation/(depreciation) on investments, short
   positions and option transactions..................................   8,769,374
Accumulated net realized gains/(losses) on investments, short
positions and option transactions.....................................   1,232,723
                                                                       -----------
    Net Assets........................................................ $38,905,364
                                                                       ===========
Outstanding units of beneficial interest (shares).....................   3,188,071
                                                                       -----------
Net asset value--offering, and redemption price per share............. $     12.20
                                                                       ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                            Statement of Operations
                  For the Six Months Ended September 30, 1999
                                  (Unaudited)

INVESTMENT INCOME:
Interest income........................................................ $   46,978
Dividend income........................................................     65,573
                                                                        ----------
    Total income.......................................................    112,551
                                                                        ----------
EXPENSES:
Investment advisory fees...............................................    196,795
Administration fees....................................................     39,359
Custodian and accounting fees..........................................     29,773
Legal fees.............................................................     28,933
Transfer agent fees....................................................     21,090
Other..................................................................     39,810
                                                                        ----------
    Total Expenses before expenses voluntarily reduced.................    355,760
Expenses voluntarily reduced...........................................     (9,840)
                                                                        ----------
    Net expenses.......................................................    345,920
                                                                        ----------
Net investment income/(loss)...........................................   (233,369)
                                                                        ----------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) on investments, short positions and option transactions...........................................................  1,412,601
Net change in unrealized appreciation/(depreciation) on investments, short positions and option transactions.............................  1,044,487
                                                                        ----------
Net realized/unrealized gains/(losses) on investments, short positions and option transactions................................................  2,457,088
                                                                        ----------
Change in net assets resulting from operations......................... $2,223,719
                                                                        ==========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                      Statements of Changes in Net Assets

                                                      Six Months      Year
                                                         Ended        Ended
                                                     September 30,  March 31,
                                                         1999         1999
                                                     ------------- -----------
                                                      (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss).......................  $  (233,369) $  (328,590)
 Net realized gains/(losses) on investments, short
  positions and option transactions.................    1,412,601   17,750,858
 Net change in unrealized
  appreciation/(depreciation) on investments, short
  positions and option transactions.................    1,044,487  (16,251,826)
                                                      -----------  -----------
Change in net assets resulting from operations......    2,223,719    1,170,442
                                                      -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net realized gains from investment
 transactions.......................................           --  (17,033,347)
                                                      -----------  -----------
Change in net assets from distributions to
 shareholders.......................................           --  (17,033,347)
                                                      -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued........................    1,083,746    2,812,242
 Dividends reinvested...............................           --   17,015,660
 Cost of shares redeemed............................   (2,606,220) (56,305,134)
                                                      -----------  -----------
Change in net assets from capital transactions......   (1,522,474) (36,477,232)
                                                      -----------  -----------
Change in net assets................................      701,245  (52,340,137)
NET ASSETS:
 Beginning of period................................   38,204,119   90,544,256
                                                      -----------  -----------
 End of period......................................  $38,905,364  $38,204,119
                                                      ===========  ===========
SHARE TRANSACTIONS:
 Issued.............................................       91,777      249,362
 Reinvested.........................................           --    1,718,753
 Redeemed...........................................     (217,983)  (5,280,738)
                                                      -----------  -----------
Change in shares....................................     (126,206)  (3,312,623)
                                                      ===========  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                               September 30, 1999
                                  (Unaudited)

  Shares                   Security Description                     Market Value
 ------- --------------------------------------------------------   ------------
 Common Stocks (98.7%):
 Advertising (6.6%):
   1,000 Grey Advertising, Inc...................................   $   368,000
  30,000 Lamar Advertising Co. (b)...............................     1,485,000
  20,000 Outdoor Systems, Inc. (b)...............................       715,000
                                                                    -----------
                                                                      2,568,000
                                                                    -----------
 Audio/Video Products (1.5%):
   2,700 Gemstar International Group Ltd.........................       210,938
   6,000 Sandisk Corp. (b).......................................       391,125
                                                                    -----------
                                                                        602,063
                                                                    -----------
 Banks (3.0%):
  21,000 Commerce Bancorp Inc....................................       871,500
  30,000 Pointe Financial Corp. (b)..............................       309,375
                                                                    -----------
                                                                      1,180,875
                                                                    -----------
 Beverages (2.7%):
  62,500 Pepsi Bottling Group Inc................................     1,066,406
                                                                    -----------
 Cable TV (4.5%):
  11,000 Cablevision Systems Corp. (b)...........................       800,250
  12,600 Comcast Corp. Class A...................................       454,388
  12,600 Comcast Corp. Special Class A...........................       502,425
                                                                    -----------
                                                                      1,757,063
                                                                    -----------
 Commercial Services (0.9%):
  10,400 Fiserv, Inc. (b)........................................       338,000
                                                                    -----------
 Computer Services (7.0%):
  60,000 Checkfree Holdings Corp. (b) (c)........................     2,467,500
  15,000 Radiant Systems, Inc. (b) (c)...........................       242,813
                                                                    -----------
                                                                      2,710,313
                                                                    -----------
 Computer Software (10.9%):
  20,000 Cisco Systems, Inc. (b).................................     1,371,249
  10,000 Inktomi Corp. (b).......................................     1,200,312
  11,000 Microsoft Corp. (b).....................................       996,188
  19,000 Sanchez Computer
          Associates, Inc. (b)...................................       667,375
                                                                    -----------
                                                                      4,235,124
                                                                    -----------
 Electronic Components--Semiconductors (5.9%):
  15,000 Broadcom Corp. Class A (b)..............................     1,635,000
  10,000 Xilinx, Inc. (b)........................................       655,313
                                                                    -----------
                                                                      2,290,313
                                                                    -----------

  Shares                   Security Description                     Market Value
 ------- --------------------------------------------------------   ------------
 Common Stocks, continued:
 Financial Services (2.7%):
  10,000 Morgan Stanley Dean Witter & Co.........................   $   891,875
  50,000 Towne Services, Inc. (b)................................       159,375
                                                                    -----------
                                                                      1,051,250
                                                                    -----------
 Food Products & Services (2.8%):
  50,000 Marketing Specialists Corp. (b).........................       268,750
  22,000 Suiza Foods Corp. (b)...................................       825,000
                                                                    -----------
                                                                      1,093,750
                                                                    -----------
 Instruments--Scientific (2.2%):
  20,000 Dionex Corp. (b)........................................       855,000
                                                                    -----------
 Insurance (1.0%):
  15,000 Hilb, Rogal & Hamilton Co...............................       375,938
                                                                    -----------
 Internet Content (4.0%):
  23,800 At Home Corp. (b).......................................       986,213
  24,000 High Speed Access Corp. (b).............................       550,500
     500 Rhythms NetConnections, Inc. (b)........................        17,250
                                                                    -----------
                                                                      1,553,963
                                                                    -----------
 Internet Software (0.8%):
  20,000 Onemain.Com Inc. (b)....................................       328,750
                                                                    -----------
 Leisure & Recreation (2.2%):
  20,000 Speedway Motorsports, Inc. (b)..........................       866,250
                                                                    -----------
 Medical Equipment & Supplies (5.8%):
  21,500 Visx, Inc. (b)..........................................     1,700,516
  10,000 Xomed Surgical Products, Inc. (b).......................       570,000
                                                                    -----------
                                                                      2,270,516
                                                                    -----------
 Multimedia (7.1%):
  30,000 Ackerley Group..........................................       369,375
  30,000 Clear Channel
          Communications, Inc. (b)...............................     2,396,249
                                                                    -----------
                                                                      2,765,624
                                                                    -----------
 Office Supplies, Automation & Equipment (1.8%):
  31,500 Staples, Inc. (b).......................................       687,094
                                                                    -----------
 Radio (1.3%):
  17,800 Infinity Broadcasting (b)...............................       521,763
                                                                    -----------
 Security Services (0.7%):
  17,500 Wackenhut Corp..........................................       262,500
                                                                    -----------

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                  Schedule of Portfolio Investments, Continued
                               September 30, 1999
                                  (Unaudited)

  Shares                   Security Description                     Market Value
 ------- --------------------------------------------------------   ------------
 Common Stocks, continued:
 Telecommunications (9.2%):
  20,000 MCI Worldcom, Inc. (b)..................................   $ 1,437,499
  15,000 Nextel Communications, Inc.
          Class A (b)............................................     1,017,188
  20,000 Qwest Communications
          International, Inc. (b)................................       591,250
  10,000 Young Broadcasting (b)..................................       523,750
                                                                    -----------
                                                                      3,569,687
                                                                    -----------
 Telecommunications Equipment (9.9%):
  30,000 American Tower Systems (b)..............................       586,875
  10,000 JDS Uniphase Corp. (b)..................................     1,138,125
  20,000 Lucent Technologies, Inc................................     1,297,499
  60,000 Tekelec, Inc. (b).......................................       828,750
                                                                    -----------
                                                                      3,851,249
                                                                    -----------

  Shares                   Security Description                     Market Value
 ------- --------------------------------------------------------   ------------
 Common Stocks, continued:
 Telephone--Local (2.3%):
  10,000 Telephone & Data Systems, Inc...........................   $   888,125
                                                                    -----------
 Wholesale & International Trade (1.9%):
  10,000 Costco Wholesale Corp...................................       720,000
                                                                    -----------
   Total Common Stocks                                               38,409,616
                                                                    -----------
 Convertible Bonds (1.2%):
 Industrial Goods & Services (1.2%):
 500,000 Sepracor Inc., 7.00%, 12/15/05, Convertible to 4,004
          Shares.................................................       459,375
                                                                    -----------
   Total Convertible Bonds.......................................       459,375
                                                                    -----------
   Total Investments
    (Cost $30,098,235) (a)--99.9%................................    38,868,991
   Other assets in excess of liabilities--0.1%...................        36,373
                                                                    -----------
   Total Net Assets--100.0%......................................   $38,905,364
                                                                    ===========

------
Percentages indicated are based on net assets of $38,905,364.
(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $10,381,538
   Unrealized depreciation..  (1,612,164)
                             -----------
   Net unrealized
   depreciation.............  $8,769,374
                             ===========

(b) Represents non-income producing securities.
(c) Security is held as collateral for short sales.

                                       Number of
                                       Contracts Premiums
                                       --------- --------
   Options outstanding at end of
   period consist of:
   Morgan Stanley, $10.35, 10/19/99...    100    $103,477

                                    Market
   Shares                           Value
   ------                           ------
   Securities Sold Short--(4.4%):
   Computer Services (0.6%):
   15,000 Radiant Systems,
           Inc.................   $  242,813
   Investment Companies (3.8%):
   14,000 Diamonds Trust.......    1,450,750
                                  ----------
    Total Securities Sold Short
     (Proceeds $1,696,225)......  $1,693,563
                                  ==========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                         Notes to Financial Statements
                              September 30, 1999
                                  (Unaudited)


1. Organization:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations (July 1, 1994) of The Shelby Fund (the "Fund"), a series of the Group, the Fund earned no investment income and had no operations other than incurring organizational expenses. The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of equity securities. The Fund is authorized to offer three classes of shares: Class A, Class B and Class Y. Class B shares, which have not yet been offered for sale, may be subject to 12b-1 fees.

2. Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   Securities Valuation:

   Investments in common and preferred stocks, commercial paper, corporate bonds, U.S. Government securities and U.S. Government agency securities are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair value by the investment adviser under the supervision of the Group's Board of Trustees.

   Security Transactions and Related Income:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   Notes to Financial Statements, Continued
                              September 30, 1999
                                  (Unaudited)

   Short Sale Transactions:

   Short sales are transactions in which the fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale, the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account with its custodian, consisting of cash and equities sufficient to collateralize its obligation on the short positions. At September 30, 1999, the value of securities sold short amounted to $1,693,563, against which collateral of $1,693,563 was held.

   Options Transactions:

   The Fund may enter into options only as a hedge against fluctuations in the value of securities which the Fund holds or intends to purchase.

   When the Fund writes a covered call or put option, an amount equal to the net premium received is included in the Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received.

   When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   Notes to Financial Statements, Continued
                              September 30, 1999
                                  (Unaudited)

   Written Option Activity:

                                            Call Options        Put Options
                                         ------------------  ------------------
                                         Number of           Number of
                                         Contracts Premiums  Contracts Premiums
                                         --------- --------  --------- --------
    Balance at beginning of period......     --    $     --      --    $    --
    Options written.....................    120     128,636     100     88,447
    Options closed......................    (20)    (25,189)     --         --
    Options expired.....................     --          --      --         --
    Options exercised...................     --          --    (100)   (88,447)
                                            ---    --------    ----    -------
    Options outstanding at end of
    period..............................    100    $103,447      --    $    --
                                            ===    ========    ====    =======

   Purchased Option Activity:

                                           Call Options         Put Options
                                        ------------------  -------------------
                                        Number of           Number of
                                        Contracts Premiums  Contracts  Premiums
                                        --------- --------  ---------- --------
    Balance at beginning of period.....     50    $412,650      --       $--
    Options purchased..................    100     154,050      --        --
    Options closed.....................    (50)   (412,650)     --        --
    Options purchase reversed..........   (100)   (154,050)     --        --
    Options exercised..................     --          --      --        --
                                          ----    --------     ---       ---
    Options outstanding at end of
    period.............................     --    $     --      --       $--
                                          ====    ========     ===       ===

   Dividends to Shareholders:

   Dividends from net investment income, if any, are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and deferrals of certain losses.

   Federal Income Taxes:

   It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.
                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   Notes to Financial Statements, Continued
                              September 30, 1999
                                  (Unaudited)


   Other:

   Expenses that are directly related to the Fund are charged directly to the Fund. Expenses relating to the Group are prorated to all the investment portfolios of the Group, including the Fund, on the basis of each Fund's relative net assets.

3. Purchases and Sales of Securities:

   Purchases and sales of securities (excluding short-term securities) for the period ending September 30, 1999 were $26,287,836 and $25,728,380, respectively.

4. Related Party Transactions:

   Investment advisory services are provided to the Fund by Shelby County Trust Bank. Under the terms of the investment advisory agreement, Shelby County Trust Bank is entitled to receive fees computed daily based on a percentage of the average net assets of the Fund. SMC Capital, Inc. is the sub-investment adviser for the Fund and has been engaged to provide day-to-day investment advisory services to the Fund.

   BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services Ohio, Inc. are subsidiaries of The BISYS Group, Inc.

   BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Fund as administrator. Such officers and trustees are paid no fees directly by the Fund for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Fund.

   BISYS Fund Services Ohio, Inc. (the "Company"), serves the Fund as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agency and Fund Accounting Agreements, the Company's fees are computed on the basis of the number of shareholders and average net assets, respectively.

   Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ending September 30, 1999:

    Investment Advisory Fees:
    Annual fee (percentage of average net assets).....................    1.00%
    Administration Fees:
    Annual fee before voluntary fee reductions (percentage of average
    net assets).......................................................    0.20%
    Voluntary fee reductions.......................................... $ 9,840
    Fund Accountant Fees:............................................. $15,499
    Transfer Agent Fees:.............................................. $21,090

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                          For the Six
                         Months Ended    Year       Year       Year       Year      July 1,
                         September 30,   Ended      Ended      Ended      Ended     1994 to
                             1999      March 31,  March 31,  March 31,  March 31,  March 31,
                         (Unaudited)     1999       1998       1997       1996      1995(a)
                         ------------- ---------  ---------  ---------  ---------  ---------
Net asset value--
   beginning of period..    $ 11.53     $ 13.66    $ 11.13    $ 11.82    $ 10.99    $ 10.00
                            -------     -------    -------    -------    -------    -------
Investment Activities:
 Net investment
 income/(loss)..........      (0.07)      (0.10)     (0.15)     (0.09)     (0.06)      0.06
 Net realized
  gain/(losses) from
  investment
  transactions..........       0.74        1.07       4.40      (0.19)      3.44       1.04
                            -------     -------    -------    -------    -------    -------
  Total from Investment
   Activities...........       0.67        0.97       4.25      (0.28)      3.38       1.10
                            -------     -------    -------    -------    -------    -------
Distributions:
 Net investment
 income/(loss)..........         --          --         --         --         --      (0.06)
 Net realized
  gains/(losses) from
  investments...........         --       (3.10)     (1.72)     (0.41)     (2.55)     (0.05)
                            -------     -------    -------    -------    -------    -------
  Total Distributions...         --       (3.10)     (1.72)     (0.41)     (2.55)     (0.11)
                            -------     -------    -------    -------    -------    -------
Net Asset Value--End of
Period..................    $ 12.20     $ 11.53    $ 13.66    $ 11.13    $ 11.82    $ 10.99
                            =======     =======    =======    =======    =======    =======
Total Return............       5.81%      10.82%     39.31%     (2.80)%    31.41%     11.04%(b)
Ratios/Supplementary
Data:
 Net Assets, End of
 Period (000's).........    $38,905     $38,204    $90,544    $90,137    $95,357    $64,157
 Ratio of expenses to
  average net assets....       1.75%       1.48%      1.29%      1.29%      1.33%      1.41%(c)
 Ratio of net investment
  income/(loss) to
  average net assets....      (0.59)%      (.67)%     (.95)%     (.67)%     (.58)%     0.74%(c)
 Ratio of expenses to
  average net assets*...       0.90%       1.53%      1.34%      1.34%      1.38%      1.46%(c)
 Portfolio Turnover.....      66.76%     161.45%    176.66%    204.06%    292.28%    101.86%

------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.


                       See notes to financial statements.

INVESTMENT ADVISER
Shelby County Trust Bank
P.O. Box 249
Shelbyville, Kentucky 40066

SUB-INVESTMENT ADVISER
SMC Capital, Inc.
4350 Brownsboro Rd.
Suite 310
Louisville, Kentucky 40207

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

AUDITORS
Arthur Andersen LLP
2300 Meidinger Tower
Louisville Galleria
Louisville, Kentucky 40202


11/99
                                    [LOGO OF
                                THE SHELBY FUND]

                            Shelby County Trust Bank
                               Investment Adviser

                               SMC Capital, Inc.
                             Sub-Investment Adviser

                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               September 30, 1999


                              BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219